Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions (Tables) [Line Items]
Schedule of provisions
	2020	2021
	MCh$	MCh$
Provision for minimum dividends	138,932	237,877
Provisions for contingent loan risks	98,181	93,049
Provisions for other contingencies	507	958
Total	237,620	331,884

Schedule of changes in provision
	Minimum dividends	Contingent loan risks	Other	Total
	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2020	177,902	24,971	501	203,374
Provisions established	138,932	73,210	6	212,148
Provisions used	(177,902)	—	—	(177,902)
Provisions released	—	—	—	—
Balances as of December 31, 2020	138,932	98,181	507	237,620

Balances as of January 1, 2021	138,932	98,181	507	237,620
Provisions established	237,877	—	537	238,414
Provisions used	(138,932)	(5,132)	(86)	(144,150)
Provisions released	—	—	—	—
Balances as of December 31, 2021	237,877	93,049	958	331,884

Schedule of impairment of losses on contingent loan risks
	Outstanding exposure		ECL
	2020	2021	2020	2021
	MCh$	MCh$	MCh$	MCh$
Warranty by endorsement and sureties	224,079	439,669	6,068	3,754
Confirmed foreign letters of credit	58,299	91,270	10	3
Issued foreign letters of credit	343,663	358,755	235	200
Performance guarantees	2,214,370	2,366,953	13,124	7,029
Undrawn credit lines	7,650,382	8,651,193	78,744	82,033
Other commitments	107,707	78,951	—	30
Total	10,598,500	11,986,791	98,181	93,049

Warranty by endorsement and sureties [Member]
Provisions (Tables) [Line Items]
Schedule of credit quality and the maximum exposure to credit risk
	As of December 31, 2020							As of December 31, 2021
	Stage 1		Stage 2		Stage 3			Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Normal	186,051	131	31,911	—	—	—	218,093	403,479	567	28,453	—	—	—	432,499
Substandard	—	—	356	—	—	—	356	—	—	7,170	—	—	—	7,170
Non-complying	—	—	—	—	5,630	—	5,630	—	—	—	—	—	—	—
Total	186,051	131	32,267	—	5,630	—	224,079	403,479	567	35,623	—	—	—	439,669

Schedule of change in gross carrying amount and ECL allowances
	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		Total
	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Outstanding exposure as of January 1, 2020	249,306	41	395	—	31,137	22	—	—	—	—	—	—	280,838	63
Net change on exposures	(31,759)	(19)	(231)	—	(19,038)	2,838	(62)	—	—	—	—	—	(51,090)	2,819
Transfer to Stage 1	29,099	1	—	—	(29,099)	(1)	—	—	—	—	—	—	—	—
Transfer to Stage 2	(55,270)	(18)	(65)	—	55,270	18	65	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	(6,069)	(3,034)	—	—	6,069	3,034	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	—	—	159	—	—	—	2,815	—	—	—	2,974
Refinements to models used for calculation	—	167	—	—	—	226	—	—	—	—	—	—	—	393
Foreign exchange adjustments	(5,325)	2	32	—	66	36	(3)	—	(439)	(219)	—	—	(5,669)	(181)
Total	186,051	174	131	—	32,267	264	—	—	5,630	5,630	—	—	224,079	6,068

Outstanding exposure as of January 1, 2021	186,051	174	131	—	32,267	264	—	—	5,630	5,630	—	—	224,079	6,068
Net change on exposures	168,112	26	369	1	(6,416)	(153)	—	—	—	—	—	—	162,065	(126)
Transfer to Stage 1	3,870	8	320	—	(3,870)	(8)	(320)	—	—	—	—	—	—	—
Transfer to Stage 2	(2,300)	(2)	(313)	—	8,859	6,561	313	—	(6,559)	(6,559)	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	(2)	—	—	—	(3,367)	—	—	—	—	—	—	—	(3,369)
Refinements to models used for calculation	—	—	—	1	—	—	—	—	—	—	—	—	—	1
Foreign exchange adjustments	47,746	35	60	—	4,783	216	7	—	929	929	—	—	53,525	1,180
Total	403,479	239	567	2	35,623	3,513	—	—	—	—	—	—	439,669	3,754

Confirmed foreign letters of credit [Member]
Provisions (Tables) [Line Items]
Schedule of credit quality and the maximum exposure to credit risk
	As of December 31, 2020							As of December 31, 2021
	Stage 1		Stage 2		Stage 3			Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Normal	58,063	236	—	—	—	—	58,299	91,270	—	—	—	—	—	91,270
Substandard	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Non-complying	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	58,063	236	—	—	—	—	58,299	91,270	—	—	—	—	—	91,270

Schedule of change in gross carrying amount and ECL allowances
	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		Total
	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Outstanding exposure as of January 1, 2020	94,673	4	—	—	—	—	—	—	—	—	—	—	94,673	4
Net change on exposures	(34,528)	—	236	—	—	—	—	—	—	—	—	—	(34,292)	—
Transfer to Stage 1	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Refinements to models used for calculation	—	7	—	—	—	—	—	—	—	—	—	—	—	7
Foreign exchange adjustments	(2,082)	(1)	—	—	—	—	—	—	—	—	—	—	(2,082)	(1)
Total	58,063	10	236	—	—	—	—	—	—	—	—	—	58,299	10

Outstanding exposure as of January 1, 2021	58,063	10	236	—	—	—	—	—	—	—	—	—	58,299	10
Net change on exposures	18,244	(8)	(239)	—	—	—	—	—	—	—	—	—	18,005	(8)
Transfer to Stage 1	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Refinements to models used for calculation	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Foreign exchange adjustments	14,963	1	3	—	—	—	—	—	—	—	—	—	14,966	1
Total	91,270	3	—	—	—	—	—	—	—	—	—	—	91,270	3

Issued foreign letters of credit [Member]
Provisions (Tables) [Line Items]
Schedule of credit quality and the maximum exposure to credit risk
	As of December 31, 2020							As of December 31, 2021
	Stage 1		Stage 2		Stage 3			Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Normal	298,841	1,881	42,927	—	—	—	343,649	277,639	1,578	79,392	26	—	—	358,635
Substandard	—	—	14	—	—	—	14	—	—	120	—	—	—	120
Non-complying	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	298,841	1,881	42,941	—	—	—	343,663	277,639	1,578	79,512	26	—	—	358,755

Schedule of change in gross carrying amount and ECL allowances
	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		Total
	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Outstanding exposure as of January 1, 2020	149,753	20	1,308	1	165,538	11	317	19	—	—	—	—	316,916	51
Net change on exposures	53,462	7	830	3	(20,836)	(13)	(530)	(19)	—	(1)	—	—	32,926	(23)
Transfer to Stage 1	136,838	2	866	—	(136,838)	(2)	(866)	—	—	—	—	—	—	—
Transfer to Stage 2	(37,319)	(10)	(1,048)	(4)	37,319	10	1,048	4	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	1	—	—	—	10	—	(4)	—	—	—	—	—	7
Refinements to models used for calculation	—	111	—	—	—	92	—	—	—	1	—	—	—	204
Foreign exchange adjustments	(3,893)	(2)	(75)	—	(2,242)	(2)	31	—	—	—	—	—	(6,179)	(4)
Total	298,841	129	1,881	—	42,941	106	—	—	—	—	—	—	343,663	235

Outstanding exposure as of January 1, 2021	298,841	129	1,881	—	42,941	106	—	—	—	—	—	—	343,663	235
Net change on exposures	(59,551)	(32)	(503)	13	45,249	(36)	(1)	—	—	—	—	—	(14,806)	(55)
Transfer to Stage 1	19,728	14	—	—	(19,728)	(14)	—	—	—	—	—	—	—	—
Transfer to Stage 2	(788)	(1)	(25)	—	788	1	25	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	(1)	—	—	—	—	—	—	—	—	—	—	—	(1)
Refinements to models used for calculation	—	—	—	(11)	—	—	—	—	—	—	—	—	—	(11)
Foreign exchange adjustments	19,409	12	225	2	10,262	18	2	—	—	—	—	—	29,898	32
Total	277,639	121	1,578	4	79,512	75	26	—	—	—	—	—	358,755	200

Performance guarantees [Member]
Provisions (Tables) [Line Items]
Schedule of credit quality and the maximum exposure to credit risk
	As of December 31, 2020							As of December 31, 2021
	Stage 1		Stage 2		Stage 3			Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Normal	1,573,058	46,523	568,005	615	—	—	2,188,201	1,718,639	45,140	572,081	307	—	—	2,336,167
Substandard	—	—	21,833	—	—	—	21,833	—	—	28,697	—	—	—	28,697
Non-complying	—	—	—	—	3,851	485	4,336	—	—	—	—	1,728	361	2,089
Total	1,573,058	46,523	589,838	615	3,851	485	2,214,370	1,718,639	45,140	600,778	307	1,728	361	2,366,953

Schedule of change in gross carrying amount and ECL allowances
	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		Total
	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Outstanding exposure as of January 1, 2020	1,804,374	601	44,325	277	420,427	1,440	10,970	754	2,194	491	1,100	474	2,283,390	4,037
Net change on exposures	(33,951)	359	(8,832)	(160)	(6,254)	6,341	1,305	(674)	(5,241)	(8,647)	(1,226)	(454)	(54,199)	(3,235)
Transfer to Stage 1	128,944	48	29,217	78	(128,944)	(48)	(29,180)	(68)	—	—	(37)	(10)	—	—
Transfer to Stage 2	(314,572)	(222)	(17,839)	(169)	314,683	237	18,347	179	(111)	(15)	(508)	(10)	—	—
Transfer to Stage 3	(459)	—	(326)	(2)	(6,511)	(4,038)	(826)	(6)	6,970	4,038	1,152	8	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	2	—	235	—	362	—	(172)	—	6,261	—	(8)	—	6,680
Refinements to models used for calculation	—	2,002	—	658	—	2,138	—	(10)	—	851	—	—	—	5,639
Foreign exchange adjustments	(11,278)	—	(22)	—	(3,563)	(10)	(1)	—	39	13	4	—	(14,821)	3
Total	1,573,058	2,790	46,523	917	589,838	6,422	615	3	3,851	2,992	485	—	2,214,370	13,124

Outstanding exposure as of January 1, 2021	1,573,058	2,790	46,523	917	589,838	6,422	615	3	3,851	2,992	485	—	2,214,370	13,124
Net change on exposures	72,215	(1,284)	(716)	16	21,365	(2,636)	(882)	(47)	(1,870)	(1,491)	(344)	—	89,768	(5,442)
Transfer to Stage 1	166,106	247	3,381	84	(166,106)	(247)	(3,381)	(84)	—	—	—	—	—	—
Transfer to Stage 2	(149,250)	(277)	(3,911)	(77)	150,330	1,131	3,998	77	(1,080)	(854)	(87)	—	—	—
Transfer to Stage 3	(62)	—	(260)	(5)	(765)	(79)	(47)	(5)	827	79	307	10	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	(58)	—	(27)	—	(362)	—	67	—	374	—	(11)	—	(17)
Refinements to models used for calculation	—	(2)	—	(716)	—	(4)	—	(8)	—	11	—	—	—	(719)
Foreign exchange adjustments	56,572	52	123	3	6,116	28	4	—	—	—	—	—	62,815	83
Total	1,718,639	1,468	45,140	195	600,778	4,253	307	3	1,728	1,111	361	(1)	2,366,953	7,029

Undrawn credit lines [Member]
Provisions (Tables) [Line Items]
Schedule of credit quality and the maximum exposure to credit risk
	As of December 31, 2020							As of December 31, 2021
	Stage 1		Stage 2		Stage 3			Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Normal	1,055,119	6,244,331	138,432	182,812	20	—	7,620,714	1,178,448	7,130,566	133,391	180,023	13	—	8,622,441
Substandard	—	—	3,896	—	—	—	3,896	—	—	4,421	—	—	—	4,421
Non-complying	—	—	—	—	837	24,935	25,772	—	—	—	—	719	23,612	24,331
Total	1,055,119	6,244,331	142,328	182,812	857	24,935	7,650,382	1,178,448	7,130,566	137,812	180,023	732	23,612	8,651,193

Schedule of change in gross carrying amount and ECL allowances
	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		Total
	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Outstanding exposure as of January 1, 2020	1,135,118	234	6,434,148	13,135	83,458	185	207,646	2,644	359	78	9,531	4,540	7,870,260	20,816
Net change on exposures	(28,109)	181	20,484	(1,726)	11,628	502	(102,141)	(1,262)	(568)	(174)	(7,903)	(1,004)	(106,609)	(3,483)
Transfer to Stage 1	80,990	19	516,008	7,348	(80,990)	(19)	(515,854)	(7,301)	—	—	(154)	(47)	—	—
Transfer to Stage 2	(129,707)	(93)	(597,956)	(5,942)	129,751	101	606,469	9,664	(44)	(8)	(8,513)	(3,722)	—	—
Transfer to Stage 3	(183)	—	(18,407)	(317)	(949)	(67)	(14,838)	(766)	1,132	67	33,245	1,083	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	(1)	—	(293)	—	77	—	(1,035)	—	349	—	8,479	—	7,576
Refinements to models used for calculation	—	899	—	53,001	—	267	—	1,294	—	116	—	(1,429)	—	54,148
Foreign exchange adjustments	(2,990)	(3)	(109,946)	(128)	(570)	(8)	1,530	30	(22)	(8)	(1,271)	(196)	(113,269)	(313)
Total	1,055,119	1,236	6,244,331	65,078	142,328	1,038	182,812	3,268	857	420	24,935	7,704	7,650,382	78,744

Outstanding exposure as of January 1, 2021	1,055,119	1,236	6,244,331	65,078	142,328	1,038	182,812	3,268	857	420	24,935	7,704	7,650,382	78,744
Net change on exposures	110,630	(647)	493,150	4,207	(5,814)	(598)	(32,854)	(1,345)	(446)	(219)	(4,328)	(125)	560,338	1,273
Transfer to Stage 1	21,447	28	547,431	6,216	(21,447)	(28)	(547,431)	(6,216)	—	—	—	—	—	—
Transfer to Stage 2	(20,684)	(48)	(562,964)	(6,833)	20,850	159	568,515	8,760	(166)	(111)	(5,551)	(1,927)	—	—
Transfer to Stage 3	(62)	—	(4,738)	(68)	(386)	(28)	(2,046)	(33)	448	28	6,784	101	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	(2)	—	370	—	(73)	—	(3,159)	—	192	—	1,306	—	(1,366)
Refinements to models used for calculation	—	—	—	(1,574)	—	—	—	(224)	—	1	—	2,032	—	235
Foreign exchange adjustments	11,998	8	413,356	2,594	2,281	15	11,027	79	39	21	1,772	430	440,473	3,147
Total	1,178,448	575	7,130,566	69,990	137,812	485	180,023	1,130	732	332	23,612	9,521	8,651,193	82,033

Other commitments [Member]
Provisions (Tables) [Line Items]
Schedule of credit quality and the maximum exposure to credit risk
	As of December 31, 2020							As of December 31, 2021
	Stage 1		Stage 2		Stage 3			Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Normal	107,707	—	—	—	—	—	107,707	78,951	—	—	—	—	—	78,951
Substandard	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Non-complying	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	107,707	—	—	—	—	—	107,707	78,951	—	—	—	—	—	78,951

Schedule of change in gross carrying amount and ECL allowances
	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		Total
	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Outstanding exposure as of January 1, 2020	155,163	—	—	—	—	—	—	—	—	—	—	—	155,163	—
Net change on exposures	(47,456)	—	—	—	—	—	—	—	—	—	—	—	(47,456)	—
Transfer to Stage 1	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Refinements to models used for calculation	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Foreign exchange adjustments	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	107,707	—	—	—	—	—	—	—	—	—	—	—	107,707	—

Outstanding exposure as of January 1, 2021	107,707	—	—	—	—	—	—	—	—	—	—	—	107,707	—
Net change on exposures	(28,756)	30	—	—	—	—	—	—	—	—	—	—	(28,756)	30
Transfer to Stage 1	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Refinements to models used for calculation	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Foreign exchange adjustments	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	78,951	30	—	—	—	—	—	—	—	—	—	—	78,951	30